General information	12 Months Ended
Dec. 31, 2025
General information.
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries. We refer to note 34 for a list of consolidated companies.

We are a biotechnology company built to bring medicines to patients with serious diseases in therapeutic areas of unmet need.

The components of the result presented in the financial statements include the results of the companies mentioned in note 34 Consolidated companies as of December 31, 2025.

Our operations had 452 employees on December 31, 2025 (as compared to 704 employees on December 31, 2024,) mainly working in our operating facilities in Mechelen (the Belgian headquarters), the Netherlands, Switzerland and the United States. During 2025, a restructuring of the small molecule discovery activities and a restructuring of the cell therapy activities was announced, which have a significant impact on our operations. We refer to note 2 for further details on the two restructurings.